PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS

4. PREPAID EXPENSES AND OTHER CURRENT ASSETS

	December 31,
	2022	2023
	US$’000	US$’000
Deposits	11	11
GST receivable	21	41
Margin deposits *	597	25
Other receivables – Third parties	–	32
Other receivables – Related party	30	30
Prepayment to suppliers – Third parties **	3,043	5,992
Loan to a related party (Note 8)	3,299	–
	7,001	6,131

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*	Margin deposits relate to deposits placed with Phillip Nova Pte. Ltd. for derivative instruments entered into for the purpose of managing the Company’s commodity price risk (Note 16).
**	The amounts represent payments made to third parties for forthcoming goods and services to be derived at the end of the contract term.